LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
LONG-TERM INVESTMENTS.
Schedule of long-term investments

	Year ended December 31,
	2022	2023	2024
Investments in marketable debt securities (note 6)	50,471	1,933	58,373
Debt investments in investees’ preferred shares (note 5a) and (note 6)	29,702	49,307	35,076
Equity investment without readily determinable fair values	480	472	465
Equity method investment (note 5b)	—	—	15,368
Term deposits and certificate of deposits (note 6)	—	—	21,517
Total	80,653	51,712	130,799

Schedule of activities related to fair value of the debt investments in investees' preferred shares

	Year ended December 31,
	2022	2023	2024
Fair value of available-for-sale debt investments at the beginning of the year (Level 3)	10,110	29,702	49,307
Additions – initial investment	15,000	15,000	—
Reclass to short-term investments (note 5a)	—	—	(38,738)
Change in fair value	5,620	4,828	24,736
Foreign currency translation adjustment	(1,028)	(223)	(229)
Fair value of available-for-sale debt investments at the end of the year (Level 3)	29,702	49,307	35,076